Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Subsidiaries

The table below presents a summary of the consolidated financial statements of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2025 and 2024, in accordance with the IFRS. Additionally, for information on business segments, see Note 27:

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries
	2025	2024	2025	2024	2025	2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	12,917,558	11,666,498	482,545	203,945	420,559	533,575
Financial Investments	11,960,351	11,187,487	14,552,181	13,669,514	2,012,524	1,986,408
Loans, net	49,279,580	47,607,947	—	—	1,499,171	1,622,503
Investment property	—	—	1,540,615	1,381,788	—	—
Total assets	76,763,239	73,626,419	17,005,204	15,706,165	4,118,540	4,316,010
Deposits and obligations	53,667,207	51,144,356	—	—	2,632,943	2,929,343
Due to banks and correspondents	6,728,071	6,963,726	120,459	301,139	315,148	265,772
Bonds, notes and other obligations	4,289,662	4,669,116	342,687	335,007	—	—
Insurance and reinsurance contract liabilities	—	—	12,924,459	12,385,525	—	—
Total liabilities	66,505,666	64,753,475	15,625,799	14,526,553	3,019,002	3,271,899
Equity attributable to IFS’s shareholders	10,257,573	8,872,944	1,379,405	1,179,612	1,099,538	1,044,111
Consolidated statement of income -
Net interest and similar income	3,835,008	3,752,432	788,297	771,400	61,504	69,694
(Loss) recovery due to impairment on loans, net of recoveries	(1,136,728)	(1,719,913)	—	—	20	(266)
(Loss) recovery due to impairment of financial investments	(30)	(982)	(264,123)	(45,910)	376	(585)
Net gain of investment property	—	—	101,104	60,260	—	—
Fee income from financial services, net	884,628	791,815	(12,622)	(10,628)	195,956	170,955
Result from insurance activities	—	—	(47,777)	(169,750)	—	—
Net profit for the year attributable to IFS’s shareholders	1,474,997	1,007,353	339,296	269,568	231,136	137,336